Material accounting policies - Summary of Useful Lives of Property Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2024
Electronic equipment
Material accounting policies
Useful life measured as period of time, property, plant and equipment	5 years
Office equipment
Material accounting policies
Useful life measured as period of time, property, plant and equipment	3 years